Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Effective income tax rate	(5.30%)	(5.37%)	(3.89%)
Loss before income taxes	$ 183.3	$ 301.4	$ 287.9
Unrecognized tax benefits, interest and penalties	0.4	0.5	$ 0.3
Unrecognized tax benefits, income tax penalties and interest accrued	10.8	$ 10.4
Her Majesty's Revenue and Customs (HMRC)
Income Tax Examination [Line Items]
Deferred tax assets, operating loss carryforwards, not subject to expiration	40.2
Increase in gross deferred tax asset	19.0
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 0.0